Leases - Schedule of Supplemental Balance Sheet Information Related to Leases (Details) - USD ($)	Sep. 30, 2025	Mar. 31, 2025
Finance leases cost:
Subtotal	$ 1,478,015	$ 1,523,731
Less: accumulated depreciation	(1,355,728)	(1,343,156)
Property and equipment, net	122,287	180,575
Software [Member]
Finance leases cost:
Subtotal	507,323	499,591
Equipment and furniture [Member]
Finance leases cost:
Subtotal	$ 970,692	$ 1,024,140